Rental Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Payments Receivable for Operating Leases
The future minimum rental revenue to be received from tenants (excluding tenant reimbursements) associated with US Bank Tower and Plaza Las Fuentes as of December 31, 2012 is as follows (in thousands):

Minimum Rental Revenue
2013	$22,770
2014	22,776
2015	19,369
2016	15,033
2017	13,359
Thereafter	21,982
$115,289
The future minimum rental revenue to be received from tenants (excluding tenant reimbursements) as of December 31, 2012 is as follows (in thousands):

Minimum Rental Revenue
2013	$108,792
2014	94,567
2015	89,261
2016	83,158
2017	80,771
Thereafter	368,308
$824,857

Schedule of Straight Line Rent Adjustments
Our rental revenue was increased (decreased) by straight-line rent adjustments as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Continuing operations	$2,304	$1,187	$689
Discontinued operations	(566)	(26)	4,398